Debt - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 6.25% Senior Notes Due 2017	Dec. 31, 2012 6.25% Senior Notes Due 2017	Aug. 21, 2012 6.25% Senior Notes Due 2017	Dec. 31, 2012 12.75% Senior Secured Notes Due 2014	Dec. 31, 2012 14 1/4% Senior Secured Notes Due 2015	Dec. 31, 2012 12.50% Senior Notes Due 2016	Jun. 30, 2011 Letter of Credit
Debt Instrument [Line Items]
Long-term debt		$ 210.0	$ 210.0
Maturity year of the debt instruments					2017	2017	2017	2014	2015	2016
Cash paid for interest		12.9	42.5	82.8
Capitalized interest expense		3.2	5.3	4.9
Senior notes issued							210
Interest rate of the debt instruments					6.25%	6.25%	6.25%	12.75%	14.25%	12.50%
Aggregate principal amount retired			362.3	477.9
Senior secured notes								186.2	25.5	150.6
Charges recognized on debt instruments			30.6	85.2
Debt premium paid			26.6	77.8
Write off of debt issuance cost			4.0	7.4
Maturity period (in years) of the credit facility	5 years
Maximum borrowing capacity under the credit agreement	150										100
Letters of credit outstanding		24.1
Availability under the facility		112.8
Minimum consolidated cash and available credit facility		130
Aggregate debt default amount to violate covenant, minimum	$ 50	$ 50
Covenant conditions of the credit facility		It also contains financial covenants requiring the company to maintain a minimum fixed charge coverage ratio and, if the company’s consolidated cash plus availability under the credit facility falls below $130 million, a maximum secured leverage ratio. The credit agreement allows the company to pay dividends on its preferred stock unless the company is in default and to, among other things, repurchase its equity, prepay other debt, incur other debt or liens, dispose of assets and make acquisitions, loans and investments, provided the company complies with certain requirements and limitations set forth in the agreement.